Regulatory Matters, Commitments, Contingencies and Environmental Matters (Narrative) (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Feb. 01, 2017 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2012 USD ($)
Lease Expiration Date			Dec. 31, 2034
Rental expense under operating lease			$ 81,000,000	$ 176,000,000	[1]	$ 159,000,000	[1]
Operating Leases, Rent Expense, Sublease Rentals			(1,000,000)	(16,000,000)		(26,000,000)
Operating Leases, Rent Expense, Net			$ 80,000,000	160,000,000		133,000,000
Operating Leases, Rent Expense, Contingent Rentals				26,000,000		$ 24,000,000
Site Contingency, Number of Sites Needing Remediation			50
Accrual for Environmental Loss Contingencies			$ 345,000,000	367,000,000
Payments for Environmental Liabilities			43,000,000	38,000,000
Payments to Acquire Businesses, Gross	$ 382,000,000
Proposed Environmental Penalty			0
Long-term Debt			32,930,000,000	28,679,000,000
AmeriGas [Member]
Business Combination, Contingent Consideration, Liability										$ 1,550,000,000
Debt instrument interest rate								7.00%
Sunoco Logistics [Member]
Proposed Environmental Penalty			100,000						$ 1,400,000
Long-term Debt			7,313,000,000	5,590,000,000
Related To Deductibles [Member]
Loss Contingency Accrual, at Carrying Value			53,000,000	$ 40,000,000
Texas Commission on Environmental Quality [Member]
Accrual for Environmental Loss Contingencies			50,000
Final Judgement [Member]
Gain Contingency, Unrecorded Amount			536,000,000
New Mexico Environmental Department [Member]
Accrual for Environmental Loss Contingencies			250,000
Civil penalties			465,000
Disgorgement [Member]
Gain Contingency, Unrecorded Amount			595,000,000
Expense Reimbursement [Member]
Gain Contingency, Unrecorded Amount			$ 1,000,000
MTBE Sites [Member]
Site Contingency, Number of Sites Needing Remediation			19
Compensatory Damages [Member]
Gain Contingency, Unrecorded Amount			$ 319,000,000
Supplemental Environmental Project [Member]
Proposed Environmental Penalty			21,000
Permian Express 2 [Member] | Sunoco Logistics [Member]
Proposed Environmental Penalty			100,000
Sunoco Logistics Crude Oil Pipeline [Member] | Sunoco Logistics [Member]
Proposed Environmental Penalty			100,000
Wortham, Texas Crude Oil Pipeline [Member] | Sunoco Logistics [Member]
Proposed Environmental Penalty			$ 100,000
Dropdown of Sunoco LLC Interest [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		31.58%
Payments to Acquire Businesses, Gross		$ 775,000,000
Equity Issued in Business Combination, Fair Value Disclosure		$ 41,000,000
6.375% Senior Notes due April 2023 [Member] | Sunoco LP [Member]
Debt instrument interest rate			6.375%
Senior Notes			$ 800,000,000
6.25% Senior Notes due 2021 [Member] | Sunoco LP [Member]
Debt instrument interest rate			6.25%
Senior Notes			$ 800,000,000
Term loan due 2019 [Member] | Sunoco LP [Member]
Long-term Debt			$ 2,035,000,000
Subsequent Event [Member] | AmeriGas [Member]
Business Combination, Contingent Consideration, Liability								$ 122,000,000

[1]	(1) Includes contingent rentals totaling $26 million and $24 million for the years ended December 31, 2015 and 2014, respectively.